Dividends - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 27, 2019	Apr. 28, 2018	Apr. 29, 2017
Dividends Payable [Line Items]
Cash dividends paid to common stockholders	$ 32,874	$ 43,638	$ 43,887
Dividends declared to common stockholders	$ 43,874	$ 43,638	$ 43,887